Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
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Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group
Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Accounts receivable	8,651	12,784
Prepayments and other receivables	24,117	11,441
Other current assets	10,946	11,951
Other non-current assets	15,251	16,242
Accounts payable and accrued liabilities	67,262	61,205
Contract liabilities	2,692	792
Lease liabilities	99,725	139,250
Other non-current liabilities	—	827

Key Management Compensation
Key management compensation

	Year End December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	16,598	13,042	13,385
Contribution to retirement benefit scheme	1,338	1,796	1,781

	17,936	14,838	15,166